Cover	Nov. 24, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to correct a Current Report on Form 8-K filed by Wellgistics Health, Inc. on November 25, 2025, to amend and restate the press release attached as Exhibit 99.1 to properly reflect the press release released by the Company The sole purpose of this Amendment is to amend and restate the press release attached as Exhibit 99.1. No other changes have been made to the original report.
Document Period End Date	Nov. 24, 2025
Entity File Number	001-42530
Entity Registrant Name	WELLGISTICS HEALTH, INC.
Entity Central Index Key	0002030763
Entity Tax Identification Number	93-3264234
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3000 Bayport Drive
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(844)
Local Phone Number	203-6092
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	WGRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false